Inventories	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Inventories
8.	Inventories
Inventories as at December 31, 2019 and 2020, are as follows:

	December 31, 2019						December 31, 2020
(In millions of Korean won)	Acquisition cost		Valuation allowance		Book amount		Acquisition cost		Valuation allowance		Book amount
Merchandise	￦	805,691	￦	(144,438)	￦	661,253	￦	650,856	￦	(133,224)	￦	517,632
Others		130,424		—		130,424		17,004		—		17,004

Total	￦	936,115	￦	(144,438)	￦	791,677	￦	667,860	￦	(133,224)	￦	534,636

Cost of inventories recognized as expenses for year ended December 31, 2020, amounts to
￦
 3,938,842 million (2018:
￦
3,926,199 million, 2019:
￦
3,905,630 million) and reversal of valuation loss on inventory recognized amounts to
￦
11,214 million for year ended December 31, 2020 (2018: valuation loss on inventory amounts to
￦
55,288 million, 2019: valuation loss on inventory amounts to
￦
30,857 million,)
.